Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
Historically, it has been the T&C Committee’s general practice to approve the granting of annual equity awards for the upcoming fiscal year to our NEOs, effective as of the same time that equity awards are granted to all other employees who are eligible for such awards, which is typically in the first quarter of the year, after the filing of our earnings release and related Annual Report on Form 10-K. To the extent the financial plan for the upcoming 3-year period is not finalized at this time, the T&C Committee has historically waited to issue 3-year performance-based equity incentive awards until such plan is finalized.
As a result, the timing of our annual grants of equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of such information for the purpose of affecting the value of equity-based compensation.

Award Timing Method
Historically, it has been the T&C Committee’s general practice to approve the granting of annual equity awards for the upcoming fiscal year to our NEOs, effective as of the same time that equity awards are granted to all other employees who are eligible for such awards, which is typically in the first quarter of the year, after the filing of our earnings release and related Annual Report on Form 10-K. To the extent the financial plan for the upcoming 3-year period is not finalized at this time, the T&C Committee has historically waited to issue 3-year performance-based equity incentive awards until such plan is finalized.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a result, the timing of our annual grants of equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of such information for the purpose of affecting the value of equity-based compensation.

MNPI Disclosure Timed for Compensation Value	false